Subsequent Events - Additional Information (Details) - USD ($)				1 Months Ended						9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 28, 2020	Aug. 25, 2020	Jul. 25, 2022	Feb. 28, 2022	Jan. 31, 2022	Aug. 31, 2021	May 31, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2020	Jan. 03, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock in connection with exercise of non-qualified stock options, Shares						21,853	21,853	73,496
Stock option strike price						$ 2.02	$ 2.02	$ 0.38
Additional rights or options granted		0	0			0
Principal balance											$ 276,461		$ 0
Subsequent Event, Description				On July 25, 2022, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock for the last 30 consecutive business days, the Company was not in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market (the “Minimum Bid Price Requirement”), as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Notice”).						The Company is provided a compliance period of 180 calendar days from the date of the Minimum Bid Price Notice, or until January 23, 2023, to regain compliance with the Minimum Bid Price Requirement, pursuant to Nasdaq Listing Rule 5810(c)(3)(A) (the “Minimum Bid Price Compliance Period”). If at any time before January 23, 2023 the closing bid price of the Company’s Common Stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, Nasdaq will provide written notification that the Company hasachieved compliance with the Minimum Bid Price Requirement, and the matter would be resolved.
Closing Price of Common Stock				$ 1						$ 1
Consulting Services
Subsequent Event [Line Items]
Additional rights or options granted					0				0
Shares issued in exchange for consulting services					50,000				9,000
Fair value of stock issued in exchange for consulting services					$ 67,000				$ 60,391
2020 CEO Agreement
Subsequent Event [Line Items]
Increase in target bonus, percentage											35.00%
Increased in base salary											$ 455,000
Stock option granted											100,000
Stock option granted, vesting period											3 years
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock in connection with exercise of non-qualified stock options, Shares						21,853
Stock option strike price						$ 2.02
Additional rights or options granted					0	0
Principal balance												$ 248,911
Subsequent Event [Member] | Consulting Services
Subsequent Event [Line Items]
Shares issued in exchange for consulting services					50,000
Fair value of stock issued in exchange for consulting services					$ 67,000
Subsequent Event [Member] | 2020 CEO Agreement
Subsequent Event [Line Items]
Increase in target bonus, percentage	50.00%
Increased in base salary	$ 510,000
Stock option granted	125,000
Stock option granted, vesting period	3 years
Performance based options also subject to continued employment	250,000
Subsequent Event [Member] | 2020 CFO Agreement
Subsequent Event [Line Items]
Increase in target bonus, percentage	40.00%
Increased in base salary	$ 400,000
Stock option granted	62,500
Stock option granted, vesting period	3 years
Performance based options also subject to continued employment	125,000